Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED-PARTY TRANSACTIONS

From time to time, the Company receives advances from and makes advances to The Sallie Astor Burdine Breast Foundation (the “Foundation”), a not-for-profit foundation created by our chief executive officer who is also a board member of the Foundation, for working capital purposes. The advances are non-interest bearing and are payable on demand.

From time to time, the Company receives advances from and makes advances to the Company’s chief executive officer and chief financial officer for working capital purposes. The advances are non-interest bearing and are payable on demand.

For the six months ended June 30, 2016, due from/(to) related parties’ activity consisted of the following:

	Foundation	CEO	CFO	Total
Balance due from (to) related parties at December 31, 2015	$3,200	$5,900	$8,700)	$17,800
Working capital advances made	3,687	-	3,250	6,937
Repayments received	(6,050)	(5,900)	(10,195)	(22,145)
Balance due from (to) related parties at June 30, 2016	$837	$-	$1,755	$2,592

All balances due from related parties were repaid in August 2016 and the Company does not intend to make such advances in the future.

NOTE 5 – RELATED PARTY TRANSACTIONS

Due from/(to) related parties

From time to time, the Company receives advances from and makes advances to The Sallie Astor Burdine Breast Foundation (the “Foundation”), a not-for-profit foundation created by our chief executive officer who is also a board member of the Foundation, for working capital purposes. The advances are non-interest bearing and are payable on demand.

From time to time, the Company receives advances from and makes advances to the Company’s chief executive officer and chief financial officer for working capital purposes. The advances are non-interest bearing and are payable on demand.

For the year ended December 31, 2015 and 2014, due from/(to) related parties activity consisted of the following:

	Foundation	CEO	CFO	Total
Balance due from (to) related party at December 31, 2013	$(30,000)	$-	$-	$(30,000)
Working capital advances received	(45,100)	-	-	(45,100)
Repayments made	29,000	-	-	29,000
Balance due from (to) related party at December 31, 2014	(46,100)	-	-	(46,100)
Working capital advances received	(48,350)	(7,500)	(4,600)	(60,450)
Repayments made	97,650	13,400	13,300	124,350
Balance due from (to) related party at December 31, 2015	$3,200	$5,900	$8,700	$17,800

All working capital advance made by the Company to these related parties were repaid in March 2016 and the Company does not intend to make such advances in the future.